United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: 10/31/19

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2019
Share Class | Ticker	A | FMUAX	B | FMNBX	C | FMUCX
	F | FMUFX	Institutional | FMUIX

Federated Muni and Stock Advantage Fund
Fund Established 2003

A Portfolio of Federated Income Securities Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Muni and Stock Advantage Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2018 through October 31, 2019. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
The Fund's primary investment objective is to provide tax-advantaged income with a secondary objective of capital appreciation.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Muni and Stock Advantage Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2019, was 6.99% for Class A Shares, 6.20% for Class B Shares, 6.20% for Class C Shares, 6.99% for Class F Shares and 7.27% for Institutional Shares. The 7.27% total return for the Institutional Shares for the reporting period consisted of 4.28% in appreciation of net asset value of the Fund's shares and 2.99% in reinvested dividends. The total return of the Fund's custom blended index (60% S&P Municipal Bond Index (S&P Muni Index) and 40% Russell 1000® Value Index (R1000V))1 was 10.37% for the same period. The total return of the Morningstar Allocation Funds Average–30% to 50% Equity (M30-50),2 a peer group average for the Fund, was 9.38% during the same period. The Fund's and the M30-50's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R1000V or S&P Muni Index.
During the reporting period, the Fund's investment strategy focused on income earning investments, specifically high-quality, qualified dividend income stocks3 and intermediate- and long-term, tax-exempt securities4 to achieve the Fund's primary tax-advantaged income objective and secondary capital appreciation objective. The most significant factors that affected the Fund's performance during the reporting period were: (a) the Fund's allocation between stocks and tax-exempt securities; (b) the selection of equity securities of similar issuers (referred to as sectors) and the selection of individual equity securities; (c) the selection of tax-exempt municipal securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities), different credit characteristics or different structural attributes; and (d) the effective duration5 of the Fund's tax-exempt securities portfolio.
The following discussion will focus on the performance of the Fund's Institutional Shares.
Annual Shareholder Report

MARKET OVERVIEW
During the reporting period, domestic equity markets including the S&P 500 Index (S&P 500)6 marked all-time highs despite several pockets of heightened volatility, especially in December 2018. Similar to 2018, trade and tariff rhetoric dominated headlines throughout the year which weighed on the manufacturing portion of the economy. In addition, the actions of the U.S. Federal Reserve (the “Fed”) attracted attention of investors during the reporting period. Following years of steady increases to the federal funds target interest rate, the Fed cut rates by 25 basis points three separate times in the second half of 2019. Equity investors viewed the pivot to a dovish monetary policy as a significant tailwind and reduced the probability of a Fed-driven recession. On the U.S.-China trade front, as of the end of the reporting period, tensions seemed to be easing following a year of ups and downs surrounding the dispute.
The S&P 500 returned 14.33% and the R1000V returned 11.21% for the reporting period. In general, larger market capitalization stocks performed similar to smaller market capitalization stocks, growth stocks outperformed value stocks, and defensive stocks outperformed cyclical stocks. Strong performance in Real Estate, Utilities, and Information Technology dominated relatively weaker performance in Energy and Health Care across the S&P 500 sectors during the reporting period.
U.S. Treasury yields declined sharply over the reporting period as the pace of U.S. economic growth decelerated, global growth slowed, trade conflict between the U.S. and China intensified and the Fed reduced its target short-term interest rates on three occasions. Yields on 2-year, 10-year and 30-year Treasury securities declined 134 basis points (bp), 145 bp and 121 bp, respectively, over the reporting period.
Municipal market yields also declined sharply amid strong demand for municipal bonds from open-end mutual funds experiencing record net inflows and from individual investors buying direct bonds or investing through advisers of separately managed accounts. By period end, the change in muni yields was comparable to that of Treasuries, with 2-year, 10-year and 30-year Municipal Market Data (MMD)7 AAA tax exempt yields declining 96 bp, 124 bp and 132 bp, respectively, over the reporting period. The S&P Muni Index returned 9.07% for the reporting period.
Annual Shareholder Report

PORTFOLIO ALLOCATION
During the reporting period, the Fund's portfolio was allocated between qualified dividend income stocks and tax-exempt securities to reflect the Fund's primary investment objective of tax-advantaged income8 and its secondary objective of capital appreciation. The factors used in the allocation decision during the reporting period were: (1) maintenance of at least 50% exposure to tax-exempt municipal securities in order to comply with Internal Revenue Service rules governing the payment of tax-exempt dividends from the tax-exempt securities portion of the Fund's portfolio; (2) the Fund's ability to pay and maintain an attractive level of dividends; and (3) the expected relative total return of tax-exempt securities and stocks. The allocation at the end of the reporting period was 56.2% tax-exempt municipal bonds, 41.8% stocks and 2.0% tax-exempt cash equivalents. During the reporting period, the Fund used various types of derivative instruments9 including equity futures to protect the Fund from volatile market conditions. Equity futures detracted -0.32% from the Fund's performance for the reporting period. The Fund's overweight to equities relative to the R1000V benchmark weight contributed positively to Fund performance during the reporting period.
SECTOR AND SECURITY SELECTION–EQUITY STOCKS
The return of the equity component of the Fund's portfolio underperformed the R1000V during the reporting period. Stock selection in Consumer Staples and Consumer Discretionary were the main drivers of the underperformance. Within Consumer Staples, the Fund's stock selection within Household & Personal Products was the biggest detractor from performance. Within Consumer Discretionary, security selection within Retailing was the largest detractor to performance during the reporting period.
Overall, during the reporting period, both sector allocation and stock selection detracted from the Fund's performance relative to the R1000V. An overweight position in the Information Technology sector and an underweight position in the Energy sector contributed to the Fund's performance during the reporting period. Detracting from Fund performance was a structural sector underweight in the Real Estate sector as dividends were not qualified. The Fund had positive stock selection in the Utilities and Financials sectors and, as noted above, negative stock selection in the Consumer Staples and Consumer Discretionary sectors.
Annual Shareholder Report

SECURITY SELECTION–TAX-EXEMPT SECURITIES
During the reporting period, the bond portfolio management's strategies were to: (1) invest in tax-exempt municipal bonds whose interest was not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals; (2) maintain exposure to intermediate- and long-term tax-exempt municipal bonds to capture the income advantages of such securities relative to tax-exempt municipal bonds with shorter maturities; (3) maintain a significant weighting in low investment-grade10 and noninvestment-grade bonds, or equivalents, given their income advantages; and (4) adjust portfolio duration, or sensitivity to interest rates, and yield curve exposures in an effort to enhance bond portfolio total return as market interest rates fluctuate.11
The Fund's tax-exempt municipal bond portfolio outperformed the return of the S&P Muni Index. The bond portfolio's yield curve exposure, with overweight allocation to intermediate and long-term securities, contributed to the favorable relative performance. Security selection, maintenance of a modest long duration relative to that of the index and overweight allocation to mid- and low-quality bonds also contributed to favorable relative performance.
DURATION–TAX-EXEMPT SECURITIES
During the reporting period, the duration of the Fund's tax-exempt municipal bond portfolio averaged about 5.2 years, which was longer than the duration of the S&P Muni Index, which averaged about 4.9 years. This longer duration reflected Fund management's intention to extend duration during the period combined with the Fund's focus on intermediate and long-term securities.
Annual Shareholder Report

1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P Muni Index and R1000V. The total return for the 12-month reporting period for the Fund's current broad-based securities market indices, the S&P Muni Index and the R1000V, were 9.07% and 11.21%, respectively.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the M30-50.
3	There are no guarantees that dividend paying stocks will continue to pay dividends.
4	The Fund is not entirely a “tax-exempt” or “municipal” fund. Although a portion of the dividends paid by the Fund will consist of exempt-interest dividends that are exempt from regular federal income tax, some distributions will be subject to federal income tax. Additionally, most distributions will be subject to applicable state and local personal income tax.
5	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
6	The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
7	MMD is a market data provider that produces daily generic yield curve of investment-grade municipal bonds based on a survey of municipal securities dealers and observed trades. The MMD AAA yield curve is a widely used reference for top credit quality municipal bonds in the marketplace. Investment-grade municipal bonds are rated at least “BBB” by Standard & Poor's or another nationally recognized statistical ratings organization (or are comparable unrated municipal bonds).
8	Fund income may be subject to state and local taxes. Although this Fund pursues tax-advantaged income and seeks to invest primarily in securities whose interest is not subject to the federal alternative minimum tax, there are no assurances that it will achieve these goals.
9	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
10	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's Adviser believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard & Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality, and the lowest category of investment-grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher rated securities and increased possibilities of default.
11	Bond prices are sensitive to changes in interest rates and interest rate spreads between bonds of varying credit quality. A rise in interest rates or interest rate spreads can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Muni and Stock Advantage Fund2 from October 31, 2009 to October 31, 2019, compared to the S&P Municipal Bond Index (S&P Muni Index),3 the Russell 1000® Value Index (R1000V),4 the custom blend of indexes comprised of 60% S&P Muni Index/ 40% R1000V (“Blended Index”) and the Morningstar Allocation Funds Average–30% to 50% Equity (M30-50).5 The Average Annual Total Return Table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2019
■	Total returns shown for Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
■	Total returns shown for the Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graphs above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 10/31/2019
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	1.12%	2.76%	5.83%
Class B Shares	0.74%	2.79%	5.80%
Class C Shares	5.21%	3.15%	5.64%
Class F Shares	4.96%	3.71%	6.33%
Institutional Shares[6]	7.27%	4.20%	6.64%
S&P Muni Index	9.07%	3.55%	4.49%
R1000V	11.21%	7.61%	11.96%
Blended Index	10.37%	5.37%	7.67%
M30-50	9.38%	4.15%	6.34%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date; for Class F Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900), and the contingent deferred sales charge is 1.00% on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P Muni Index, R1000V, Blended Index and the M30-50 have been adjusted to reflect reinvestment of dividends on securities in the indices and average.
2	As indicated in its name, Federated Muni and Stock Advantage Fund invests in both municipal (muni) securities and equity securities (stock) as described in the Fund's prospectus. Thus the Fund is not entirely a “tax-exempt” or “municipal” fund, and a portion of the income derived from the Fund's portfolio (or dividend distributions) will be subject to federal income tax and state and local personal income tax.
3	The S&P Muni Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. It tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality—from “AAA” to non-rated, including defaulted bonds—from all sectors of the municipal bond market. The index is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

4	The R1000V measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The R1000V is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
5	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
6	The Fund's Institutional Shares commenced operations on December 29, 2010. For the period prior to the commencement of operations of the Institutional Shares, the performance information shown for the Fund's Institutional Shares is for the Fund's Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares, since the Institutional Shares have a lower expense ratio than the expense ratio of Class A Shares during those periods. The performance of Class A Shares has been adjusted to reflect the absence of sales charges and to remove any voluntary waiver of fund expenses related to Class A Shares during the period prior to commencement of the Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Tax-Exempt, Fixed Income Securities	56.2%
Equity Securities	41.8%
Cash Equivalents[2]	1.3%
Derivative Contracts[3,4]	0.0%
Other Assets and Liabilities—Net[5]	0.7%
TOTAL	100.0%
At October 31, 2019, the Fund's sector composition6 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	17.7%
Financials	16.0%
Health Care	12.4%
Consumer Discretionary	10.3%
Communication Services	10.3%
Consumer Staples	8.7%
Energy	7.9%
Utilities	6.5%
Industrials	6.1%
Materials	4.1%
TOTAL	100.0%
Annual Shareholder Report

At October 31, 2019, the Fund's sector composition7 for its tax-exempt securities was as follows:
Sector Composition	Percentage of Tax-Exempt Securities
Dedicated Tax	12.8%
Hospital	10.6%
General Obligation—State	8.2%
Toll Road	8.0%
General Obligation—State Appropriation	7.0%
Water & Sewer	7.0%
Pre-Refunded	5.7%
Higher Education	5.7%
Senior Care	5.6%
Other Utility	4.6%
Other[8]	24.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash equivalents include any investments in tax-exempt, variable rate instruments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
7	Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
8	For purposes of this table, sector classifications constitute 75.2% of the Fund's total investments in tax-exempt securities. Remaining tax-exempt security sectors have been aggregated under the designation “Other.”
Annual Shareholder Report

Portfolio of Investments
October 31, 2019
Shares or Principal Amount		Value
	COMMON STOCKS—41.8%
	Communication Services—4.3%
588,964	AT&T, Inc.	$22,669,224
335,918	Comcast Corp., Class A	15,055,845
165,413	News Corp., Inc., Class A	2,267,812
87,856	Sinclair Broadcast Group, Inc.	3,500,183
250,635	Verizon Communications, Inc.	15,155,899
59,445	Walt Disney Co.	7,723,094
	TOTAL	66,372,057
	Consumer Discretionary—4.3%
26,354	Columbia Sportswear Co.	2,383,719
155,972	D. R. Horton, Inc.	8,168,254
212,662	eBay, Inc.	7,496,336
221,922	Ford Motor Co.	1,906,310
9,933	Genuine Parts Co.	1,018,927
42,892	Home Depot, Inc.	10,061,605
68,206	McDonald's Corp.	13,416,120
25,061	Nike, Inc., Class B	2,244,213
32,378	Pulte Group, Inc.	1,270,513
37,662	Starbucks Corp.	3,184,699
64,744	TJX Cos., Inc.	3,732,492
41,922	Toyota Motor Credit Corp., ADR	5,808,293
38,758	Tractor Supply Co.	3,682,785
25,338	Yum! Brands, Inc.	2,577,128
	TOTAL	66,951,393
	Consumer Staples—3.6%
5,897	Costco Wholesale Corp.	1,752,058
21,657	Kimberly-Clark Corp.	2,877,782
175,423	Kroger Co.	4,322,423
73,987	Mondelez International, Inc.	3,880,618
114,481	Philip Morris International, Inc.	9,323,333
135,247	Procter & Gamble Co.	16,839,604
37,677	The Coca-Cola Co.	2,050,759
60,171	Walgreens Boots Alliance, Inc.	3,296,167
104,130	WalMart Inc.	12,210,284
	TOTAL	56,553,028
Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Energy—3.3%
43,866	Chevron Corp.	$5,094,597
106,974	ConocoPhillips	5,904,965
117,476	Equinor ASA, ADR	2,174,481
108,905	Exxon Mobil Corp.	7,358,711
95,280	Hess Corp.	6,264,660
25,392	HollyFrontier Corp.	1,395,036
191,889	Marathon Oil Corp.	2,212,480
31,659	Marathon Petroleum Corp.	2,024,593
110,796	Noble Energy, Inc.	2,133,931
98,000	ONEOK, Inc.	6,843,340
21,849	Phillips 66	2,552,400
155,773	Repsol SA, ADR	2,592,063
44,603	Valero Energy Corp.	4,325,599
	TOTAL	50,876,856
	Financials—6.7%
37,807	Aflac, Inc.	2,009,820
48,216	Allstate Corp.	5,131,147
18,948	American Express Co.	2,222,221
51,509	Artisan Partners Asset Management, Inc.	1,408,771
462,171	Bank of America Corp.	14,452,087
45,278	Capital One Financial Corp.	4,222,174
118,907	Citigroup, Inc.	8,544,657
37,411	Citizens Financial Group, Inc.	1,315,371
38,700	Discover Financial Services	3,106,062
24,590	Goldman Sachs Group, Inc.	5,247,014
185,990	Huntington Bancshares, Inc.	2,628,039
156,936	JPMorgan Chase & Co.	19,604,445
50,203	Kemper Corp.	3,608,592
46,657	LPL Investment Holdings, Inc.	3,771,752
28,156	MetLife, Inc.	1,317,419
112,821	Morgan Stanley	5,195,407
17,822	PNC Financial Services Group	2,614,487
30,772	Popular, Inc.	1,675,843
13,827	Prudential Financial, Inc.	1,260,193
17,375	Raymond James Financial, Inc.	1,450,639
76,486	The Hartford Financial Services Group, Inc.	4,365,821
9,091	The Travelers Cos., Inc.	1,191,466
Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Financials—continued
31,503	VOYA Financial, Inc.	$1,699,902
105,225	Wells Fargo & Co.	5,432,767
	TOTAL	103,476,096
	Health Care—5.2%
41,637	AbbVie, Inc.	3,312,223
42,160	AmerisourceBergen Corp.	3,599,621
10,527	Amgen, Inc.	2,244,883
24,277	Anthem, Inc.	6,532,455
10,789	Becton Dickinson & Co.	2,761,984
106,953	Bristol-Myers Squibb Co.	6,135,894
83,603	Cardinal Health, Inc.	4,134,168
54,004	Encompass Health Corp.	3,457,336
64,379	Gilead Sciences, Inc.	4,101,586
24,702	HCA Healthcare, Inc.	3,298,705
132,938	Johnson & Johnson	17,553,134
35,238	McKesson Corp.	4,686,654
43,179	Medtronic PLC	4,702,193
57,344	Merck & Co., Inc.	4,969,431
73,007	Patterson Cos., Inc.	1,250,610
34,425	Perrigo Co. PLC	1,825,213
155,391	Pfizer, Inc.	5,962,353
	TOTAL	80,528,443
	Industrials—2.6%
38,871	Allegion PLC	4,510,591
27,447	Caterpillar, Inc.	3,782,197
16,404	Cummins, Inc.	2,829,362
28,040	Deere & Co.	4,882,886
33,662	Delta Air Lines, Inc.	1,854,103
20,268	Dover Corp.	2,105,642
39,884	Honeywell International, Inc.	6,889,163
11,723	OshKosh Truck Corp.	1,000,910
33,617	Raytheon Co.	7,133,863
5,178	Roper Technologies, Inc.	1,744,779
19,840	United Technologies Corp.	2,848,627
	TOTAL	39,582,123
	Information Technology—7.4%
29,131	Accenture PLC	5,401,470
Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Information Technology—continued
24,611	Analog Devices, Inc.	$2,624,271
95,656	Apple, Inc.	23,795,387
83,595	Applied Materials, Inc.	4,535,865
21,864	Broadcom, Inc.	6,402,872
195,812	Cisco Systems, Inc.	9,303,028
37,941	Fidelity National Information Services, Inc.	4,999,106
24,301	IBM Corp.	3,249,773
199,163	Intel Corp.	11,258,684
30,347	KLA Corp.	5,129,857
159,668	Microsoft Corp.	22,891,601
58,528	NXP Semiconductors NV	6,653,463
66,866	Oracle Corp.	3,643,528
40,696	Texas Instruments, Inc.	4,801,721
	TOTAL	114,690,627
	Materials—1.7%
32,794	Albemarle Corp.	1,991,908
123,353	CF Industries Holdings, Inc.	5,594,059
31,096	Compass Minerals International, Inc.	1,756,302
36,451	Corteva, Inc.	961,577
36,451	Dow, Inc.	1,840,411
36,451	DuPont de Nemours, Inc.	2,402,485
211,447	Freeport-McMoRan, Inc.	2,076,410
56,012	International Paper Co.	2,446,604
8,891	Linde PLC	1,763,530
47,265	Newmont Goldcorp Corp	1,877,838
42,886	Nucor Corp.	2,309,411
27,254	Westlake Chemical Corp.	1,722,180
	TOTAL	26,742,715
	Utilities—2.7%
37,414	American Electric Power Co., Inc.	3,531,507
18,407	American Water Works Co., Inc.	2,269,031
28,735	Consolidated Edison Co.	2,649,942
41,282	Dominion Energy, Inc.	3,407,829
44,834	Duke Energy Corp.	4,226,053
24,097	Edison International	1,515,701
62,005	Exelon Corp.	2,820,607
25,861	NextEra Energy, Inc.	6,163,711
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
19,141		NRG Energy, Inc.	$767,937
52,636		PPL Corp.	1,762,780
36,371		Public Service Enterprises Group, Inc.	2,302,648
18,816		Sempra Energy	2,719,100
60,093		Southern Co.	3,765,427
26,774		UGI Corp.	1,276,317
48,690		Xcel Energy, Inc.	3,092,302
		TOTAL	42,270,892
		TOTAL COMMON STOCKS (IDENTIFIED COST $559,195,004)	648,044,230
		MUNICIPAL BONDS—56.2%
		Alabama—1.2%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), (Original Issue Yield: 6.000%), (United States Treasury PRF 10/1/2020@100), 5.750%, 10/1/2030	2,082,680
700,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), (Original Issue Yield: 6.250%), (United States Treasury PRF 10/1/2020@100), 6.000%, 10/1/2040	730,450
7,265,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2016A) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 6/1/2021	7,532,352
2,000,000		Selma, AL IDB (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,152,640
5,065,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	5,531,892
985,000	[1]	Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	1,133,498
		TOTAL	19,163,512
		Arizona—0.6%
1,225,000		Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	1,404,181
2,300,000		Maricopa County, AZ, IDA (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), (Arizona Public School Credit Enhancement Program GTD), 5.000%, 7/1/2048	2,680,581
665,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	727,064
3,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	3,292,290
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$810,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2052	$920,970
		TOTAL	9,025,086
		California—4.7%
2,000,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1) FRNs, 2.020% (SIFMA 7-day +0.900%), Mandatory Tender 5/1/2023	2,035,680
7,500,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 2.370% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	7,825,350
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,268,340
8,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.000%, 11/15/2040	9,070,880
500,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	558,450
1,500,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,657,890
1,135,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,269,758
1,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), 5.000%, 11/1/2039	1,155,170
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	4,308,244
2,000,000		California State, School Facilities UT GO Bonds, 5.000%, 11/1/2031	2,292,120
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.000%, 2/1/2038	2,709,875
1,125,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	1,238,794
2,000,000		California Statewide Communities Development Authority (Sutter Health), Refunding Revenue Bonds (Series 2011D), 5.250%, 8/15/2031	2,141,540
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	3,360,839
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.000%, 9/1/2032	565,490
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.050%), 5.750%, 1/15/2046	3,467,520
5,500,000		Golden State Tobacco Securitization Corp., CA (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.000%, 6/1/2040	6,394,795
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$1,720,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	$2,191,022
1,000,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009B), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	1,565,370
4,670,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009C), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	7,310,278
2,000,000	San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), (Original Issue Yield: 5.050%), 5.000%, 3/1/2031	2,097,260
2,500,000	University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.000%, 5/15/2032	2,819,925
905,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), (United States Treasury PRF 5/15/2022@100), 5.000%, 5/15/2031	994,993
1,095,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.000%, 5/15/2031	1,198,675
2,440,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	3,003,811
	TOTAL	73,502,069
	Colorado—1.7%
1,000,000	Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2048	1,073,240
1,000,000	Clear Creek Station Metropolitan District No. 2, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2047	1,046,840
1,500,000	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,621,035
250,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	274,958
3,750,000	Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), 5.000%, 1/1/2044	4,175,062
600,000	Colorado Health Facilities Authority (Total Long term Care National Obligated Group), Revenue Bonds (Series 2010A), (United States Treasury PRF 11/15/2020@100), 6.000%, 11/15/2030	628,644
5,170,000	Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.000%, 11/15/2044	5,922,028
500,000	Colorado State Health Facilities Authority Revenue (Frasier Meadows Manor, Inc.), (Series 2017A), 5.250%, 5/15/2037	573,510
2,475,000	Denver (City & County), CO (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), (Original Issue Yield: 5.050%), 5.000%, 11/15/2043	2,771,381
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$2,800,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), (Original Issue Yield: 5.400%), 5.375%, 9/1/2026	$2,888,928
5,000,000		University of Colorado (The Regents of), University Enterprise Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2032	5,666,650
		TOTAL	26,642,276
		Connecticut—0.2%
3,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,708,720
		Delaware—0.1%
2,000,000		Delaware Economic Development Authority (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	2,299,580
		District of Columbia—0.7%
525,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2048	615,127
2,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.000%, 12/1/2019	2,005,760
1,140,000		District of Columbia Revenue (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,338,337
1,435,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,621,349
1,000,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	1,072,340
500,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	539,750
2,750,000		District of Columbia, UTGO Bonds (Series 2019A), 5.000%, 10/15/2029	3,557,428
		TOTAL	10,750,091
		Florida—1.9%
4,300,000	[1,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	4,094,804
4,735,000		Florida State Board of Education (Florida State), General Obligation Refunding Bonds (Series 2016C), 5.000%, 6/1/2025	5,690,239
1,400,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2030	1,614,382
1,600,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2032	1,847,888
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 7/1/2027	2,183,700
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 7/1/2028	$1,090,480
5,215,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.000%, 7/1/2042	5,653,112
4,000,000	Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.000%, 10/1/2023	4,579,120
2,500,000	Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	3,057,950
335,000	Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.250%, 6/1/2034	374,175
	TOTAL	30,185,850
	Georgia—1.5%
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2033	1,133,950
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), (Original Issue Yield: 6.350%), (United States Treasury PRF 11/1/2019@100), 6.250%, 11/1/2034	3,000,000
6,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	6,964,620
2,500,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), 5.000%, 11/1/2032	3,094,150
1,500,000	DeKalb Private Hospital Authority, GA (Children's Healthcare of Atlanta, Inc.), Revenue Anticipation Certificates (Series 2009), (United States Treasury PRF 11/15/2019@100), 5.000%, 11/15/2024	1,501,740
4,000,000	Fulton County, GA Development Authority (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	4,466,160
2,500,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,744,650
	TOTAL	22,905,270
	Idaho—0.3%
2,000,000	Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 7.875%), 7.750%, 10/1/2034	2,232,040
2,020,000	Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 10/1/2049	2,264,582
	TOTAL	4,496,622
	Illinois—5.2%
625,000	Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	701,444
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2036	2,247,320
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	$2,250,720
305,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	353,385
2,000,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,407,920
920,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), (Original Issue Yield: 5.940%), (United States Treasury PRF 1/1/2021@100), 5.750%, 1/1/2039	968,870
80,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), (Original Issue Yield: 5.940%), 5.750%, 1/1/2039	83,947
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2027	1,184,550
4,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2023	4,522,480
1,875,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2024	2,169,263
5,000,000	Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	5,917,250
415,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	416,424
2,070,000	Illinois Finance Authority (Admiral at the Lake), Revenue Bonds (Series 2010A), (Original Issue Yield: 8.125%), (United States Treasury PRF 5/15/2020@100), 8.000%, 5/15/2046	2,142,740
5,755,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	5,990,725
1,500,000	Illinois Finance Authority (Depaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,754,925
4,000,000	Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.000%, 6/15/2025	4,318,880
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.000%, 1/1/2039	2,242,100
1,500,000	Illinois State, UT GO Bonds (Series 2013A), 5.000%, 4/1/2035	1,596,780
1,445,000	Illinois State, UT GO Bonds (Series 2016), 5.000%, 6/1/2026	1,648,976
5,200,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	5,909,072
2,000,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	2,292,540
1,500,000	Illinois State, UT GO Bonds (Series 2018A), 5.000%, 5/1/2042	1,679,595
2,000,000	Illinois State, UT GO Bonds (Series 2018A), 5.250%, 5/1/2022	2,148,660
4,000,000	Illinois State, UT GO Bonds (Series 2018B), 5.000%, 5/1/2028	4,641,680
2,950,000	Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	3,200,632
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$775,000		Illinois State, UT GO Refunding Bonds (Series February 2010), 5.000%, 1/1/2024	$778,309
2,610,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2024	2,781,790
610,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), (United States Treasury PRF 6/15/2020@100), 5.500%, 6/15/2050	626,025
1,890,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.500%, 6/15/2050	1,916,252
4,400,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.000%, 6/15/2057	4,865,828
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), (Original Issue Yield: 6.100%), (United States Treasury PRF 6/1/2021@100), 6.000%, 6/1/2028	2,363,174
3,750,000		Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	4,261,125
		TOTAL	80,383,381
		Indiana—0.9%
2,750,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2034	3,154,883
1,250,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,491,575
765,000		Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2029	887,132
1,415,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.000%, 10/1/2029	1,560,929
4,000,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2039	4,572,720
2,500,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.250%, 1/1/2021	2,608,100
		TOTAL	14,275,339
		Iowa—0.6%
573,611		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), 5.400%, 11/15/2046	613,913
124,735	[4]	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.000%, 5/15/2056	1,559
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Iowa—continued
$2,460,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B) TOBs, 5.250%, Mandatory Tender 12/1/2037	$2,663,762
840,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.875%, 12/1/2027	882,949
2,000,000	Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), (Original Issue Yield: 5.700%), 5.375%, 6/1/2038	2,000,360
2,500,000	Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), (Original Issue Yield: 5.780%), 5.500%, 6/1/2042	2,500,425
	TOTAL	8,662,968
	Kansas—0.4%
5,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	5,621,150
	Kentucky—0.6%
1,000,000	Kentucky Economic Development Finance Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-2), 5.000%, 8/1/2049	1,178,100
2,000,000	Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	2,082,420
2,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), (Original Issue Yield: 6.125%), 6.000%, 7/1/2053	2,261,900
3,260,000	Louisville & Jefferson County, KY Metropolitan Government (Catholic Health Initiatives), Revenue Bonds (Series 2012A), (United States Treasury PRF 6/1/2022@100), 5.000%, 12/1/2035	3,571,428
885,000	Louisville & Jefferson County, KY Metropolitan Government (Catholic Health Initiatives), Revenue Bonds (Series 2012A), (United States Treasury PRF 6/1/2022@100), 5.000%, 12/1/2035	965,995
	TOTAL	10,059,843
	Louisiana—0.9%
1,000,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 7/1/2030	1,116,320
4,235,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 7/1/2036	4,707,795
2,000,000	Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), (United States Treasury PRF 6/1/2022@100), 5.000%, 6/1/2024	2,193,720
6,175,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	6,514,996
	TOTAL	14,532,831
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Maine—0.1%
$900,000	Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), (Original Issue Yield: 7.000%), 6.750%, 7/1/2041	$964,233
	Maryland—0.8%
6,000,000	Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	7,473,960
1,900,000	Baltimore, MD (Baltimore, MD Wastewater Utility), Project Revenue Bonds (Series 2019A), 4.000%, 7/1/2044	2,132,066
925,000	Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), (Original Issue Yield: 5.875%), (United States Treasury PRF 6/1/2020@100), 5.750%, 6/1/2035	949,087
270,000	Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	328,236
550,000	Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	663,053
600,000	Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	671,592
	TOTAL	12,217,994
	Massachusetts—2.2%
5,260,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Refunding Bonds (Series 2019C), 5.000%, 1/1/2032	6,591,043
6,500,000	Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2016A), 5.000%, 7/15/2040	9,372,285
5,000,000	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,871,150
3,195,000	Massachusetts HEFA (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/1/2025	3,300,786
5,000,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	5,882,050
2,720,000	Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.000%, 8/1/2030	3,394,805
	TOTAL	34,412,119
	Michigan—1.0%
2,500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	2,894,450
1,150,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	1,303,329
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$4,000,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	$4,424,000
1,000,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2026	1,074,160
1,500,000		Saginaw, MI Hospital Finance Authority (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), (Original Issue Yield: 5.070%), 5.000%, 7/1/2030	1,532,130
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2017A), 5.000%, 12/1/2047	1,183,100
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/1/2037	2,963,790
		TOTAL	15,374,959
		Minnesota—0.7%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,105,420
8,000,000		Minnesota State, Various Purpose Refunding UT GO Bonds (Series 2016D), 5.000%, 8/1/2025	9,672,960
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), (United States Treasury PRF 1/1/2024@100), 5.000%, 1/1/2040	690,888
		TOTAL	11,469,268
		Mississippi—0.5%
6,600,000		Lowndes County, MS Solid Waste Disposal (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 4/1/2022	7,274,256
		Missouri—0.6%
4,000,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	4,342,480
2,500,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds, 5.000%, 1/1/2044	2,744,700
1,250,000		St. Louis, MO Airport Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2042	1,488,512
		TOTAL	8,575,692
		Nebraska—0.9%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2032	3,256,260
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Original Issue Yield: 5.050%), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	3,257,130
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nebraska—continued
$3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	$4,135,470
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2037	2,140,500
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2038	1,069,580
		TOTAL	13,858,940
		Nevada—0.2%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.000%, 7/1/2035	3,431,790
		New Hampshire—0.1%
1,000,000	[1]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	1,084,400
		New Jersey—2.8%
1,315,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	1,489,224
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2033	1,152,640
3,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2042	3,377,340
2,000,000		New Jersey EDA (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 6/15/2020	2,041,720
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,163,770
3,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2010D), 5.000%, 12/15/2023	3,391,470
1,200,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 6.000%, 6/15/2035	1,275,792
3,705,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011B), (Original Issue Yield: 5.050%), 5.000%, 6/15/2042	3,861,314
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2033	2,338,060
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	4,649,320
4,900,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2036	5,820,465
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2046	$1,707,075
9,485,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	10,442,226
		TOTAL	42,710,416
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,569,741
		New York—6.1%
2,000,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), (Original Issue Yield: 6.476%), (United States Treasury PRF 1/15/2020@100), 6.375%, 7/15/2043	2,020,600
2,000,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.000%, 5/1/2020	2,038,740
2,555,000		Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), (Original Issue Yield: 5.080%), 5.000%, 1/1/2056	2,763,743
1,670,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), (United States Treasury PRF 2/15/2021@100), 5.750%, 2/15/2047	1,767,996
1,030,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.750%, 2/15/2047	1,086,423
3,305,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.000%, 11/15/2042	3,654,471
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.250%, 11/15/2039	1,143,720
4,000,000	[2]	New York City, NY IDA (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006) FRNs, (FGIC INS), 2.570% (US CPI Urban Consumers YoY NSA +0.820%), 3/1/2021	4,034,680
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds (Fiscal 2015 Series FF), 5.000%, 6/15/2027	2,406,320
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.000%, 6/15/2036	3,441,960
2,100,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1)), 5.000%, 8/1/2036	2,415,042
8,000,000		New York City, NY, UT GO Bonds (Series 2018B-1), 5.000%, 10/1/2039	9,676,880
2,500,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,756,375
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$2,500,000	New York Liberty Development Corporation (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.750%, 11/15/2051	$2,719,425
7,500,000	New York State Dormitory Authority (Columbia University), Revenue Bonds (Series 2018A), 5.000%, 10/1/2048	11,681,625
1,500,000	New York State Dormitory Authority (New York University), Revenue Bonds (Series 2019A), 5.000%, 7/1/2033	1,944,720
3,250,000	New York State Dormitory Authority (New York University), Revenue Bonds (Series 2019A), 5.000%, 7/1/2049	4,048,200
7,805,000	New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Refunding Bonds (Series 2012A), 5.000%, 12/15/2028	8,684,780
1,250,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), (United States Treasury PRF 1/1/2022@100), 5.000%, 1/1/2037	1,355,925
5,000,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2050	5,543,850
5,000,000	New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.000%, 3/15/2027	6,273,000
2,000,000	New York State, UT GO Bonds (Series 2011A), 5.000%, 2/15/2020	2,022,260
5,335,000	Port Authority of New York and New Jersey, Revenue Bonds (194th Series), 5.000%, 10/15/2041	6,266,064
3,000,000	TFA State/School Building Aid (New York City, NY Transitional Finance Authority), Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,766,500
1,500,000	TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2024	1,723,845
	TOTAL	95,237,144
	North Carolina—0.9%
1,250,000	Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,507,037
5,000,000	Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.000%, 1/15/2043	5,336,150
1,125,000	North Carolina Medical Care Commission (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.000%, 10/1/2035	1,199,419
1,500,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,786,575
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	North Carolina—continued
$4,000,000	North Carolina Turnpike Authority, Triangle Expressway System Appropriation Revenue Refunding Bonds (Series 2018A), 4.000%, 1/1/2034	$4,573,680
	TOTAL	14,402,861
	Ohio—2.4%
2,750,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.250%, 2/15/2033	2,980,037
3,680,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.500%, 6/1/2047	3,763,536
3,000,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	3,342,840
1,000,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	1,103,960
2,335,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.000%, 1/1/2038	2,563,713
1,000,000	Lucas County, OH (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), (Original Issue Yield: 6.220%), (United States Treasury PRF 11/15/2021@100), 6.000%, 11/15/2041	1,095,360
2,060,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	2,242,681
1,430,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	1,766,036
1,125,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,290,398
3,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2046	3,420,390
3,500,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), (Original Issue Yield: 5.050%), 5.000%, 2/15/2048	3,851,960
1,200,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2030	1,343,616
5,000,000	Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.000%, 2/1/2028	6,033,550
400,000	Toledo-Lucas County, OH Port Authority (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	437,436
1,500,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.000%, 6/1/2039	1,682,700
	TOTAL	36,918,213
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—0.5%
$875,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2052	$1,049,414
3,000,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	3,574,920
1,000,000		Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), (Original Issue Yield: 7.500%), (United States Treasury PRF 5/1/2020@100), 7.250%, 11/1/2045	1,029,060
1,250,000		Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,431,700
		TOTAL	7,085,094
		Oregon—0.4%
5,000,000		Oregon State, UT GO State Project Bonds (Series 2017C), 5.000%, 6/1/2034	6,162,700
100,000		Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.000%, 11/15/2036	111,643
		TOTAL	6,274,343
		Pennsylvania—2.2%
4,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2042	5,011,091
2,000,000	[2]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B) FRNs, (Original Issue Yield: 1.710%), 2.620% (SIFMA 7-day +1.500%), Mandatory Tender 7/1/2022	2,021,700
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,221,940
1,355,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	1,486,164
1,000,000		Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2029	1,201,310
5,000,000		Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2047	5,977,550
1,360,000		Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,602,937
5,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.000%, 9/1/2045	5,629,000
2,250,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.000%, 8/15/2047	2,674,980
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Refunding Bonds (Series 2016A), 5.000%, 12/1/2031	$1,216,630
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	2,308,340
2,140,000	[2]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B) FRNs, 2.390% (SIFMA 7-day +1.270%), 12/1/2020	2,152,840
470,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	470,625
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), (Original Issue Yield: 5.875%), 5.625%, 7/1/2042	1,203,684
		TOTAL	34,178,791
		Puerto Rico—0.7%
9,900,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	10,393,020
		Rhode Island—0.3%
4,500,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,803,840
		South Carolina—0.5%
6,250,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	7,288,000
		South Dakota—0.1%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.000%, 6/1/2023	1,111,710
		Tennessee—1.5%
6,105,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 4.000%, 7/1/2040	6,546,941
5,000,000		Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	6,324,800
6,000,000		Rutherford County, TN Health and Educational Facilities Board (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), (United States Treasury PRF 11/15/2021@100), 5.000%, 11/15/2047	6,453,480
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2023	1,442,714
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.000%, 11/1/2029	2,214,420
		TOTAL	22,982,355
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—4.7%
$2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), (Original Issue Yield: 6.300%), (United States Treasury PRF 1/1/2021@100), 6.250%, 1/1/2046	$2,115,080
1,080,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), 6.000%, 8/15/2033	1,240,855
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	532,330
3,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2035	3,314,040
3,000,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.000%, 7/15/2040	3,436,410
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.000%, 10/1/2031	1,133,710
5,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.000%, 11/1/2035	5,172,600
750,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.300%), 5.250%, 9/1/2044	823,598
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.250%, 10/1/2051	5,653,850
2,000,000		Harris County, TX Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	2,177,780
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,280,640
5,000,000	[2]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 2.020% (SIFMA 7-day +0.900%), Mandatory Tender 5/1/2020	5,001,550
265,000		Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), (United States Treasury PRF 5/15/2021@100), 6.875%, 5/15/2041	286,934
1,650,000		Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2031	1,865,028
315,000		Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	358,731
325,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2036	354,182
900,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2046	966,492
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$650,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	$691,613
1,665,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2011B), (Original Issue Yield: 5.120%), 5.000%, 1/1/2038	1,731,800
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	1,038,196
1,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2030	1,790,265
3,000,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2031	3,396,150
835,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), 7.500%, 11/15/2034	986,135
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.000%, 2/1/2032	3,583,740
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2027	910,298
3,445,000		Spring, TX Independent School District, Unlimited Tax School Building Bonds (Series 2019), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2043	3,873,661
1,500,000	[3]	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.500%, 11/15/2045	1,050,000
2,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	2,504,375
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Querencia at Barton Creek), Retirement Facility Revenue Bonds (Series 2015), 5.000%, 11/15/2040	1,067,450
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,620,057
3,870,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2012-A), 5.000%, 8/15/2041	4,162,920
720,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	841,133
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,675,950
		TOTAL	73,637,553
		Virginia—1.0%
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	9,372,156
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$5,000,000		Virginia Commonwealth Transportation Board (Virginia State), Transportation Capital Projects Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2026	$6,150,000
		TOTAL	15,522,156
		Washington—2.4%
2,750,000		Central Puget Sound, WA Regional Transit Authority, Sales Tax Improvement & Refunding Bonds (Series 2015S-1) (Green Bonds), 5.000%, 11/1/2029	3,298,433
3,415,000		Seattle, WA Municipal Light & Power, Improvement and Refunding Revenue Bonds (Series 2017C), 4.000%, 9/1/2040	3,803,251
3,465,000		Seattle, WA Municipal Light & Power, Improvement Revenue Bonds (Series 2018A), 4.000%, 1/1/2031	4,016,108
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.250%, 6/1/2031	626,986
8,500,000		Washington State Convention Center Public Facilities District, Revenue Bonds (Series 2018), 5.000%, 7/1/2058	10,065,530
1,500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,695,825
2,000,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	2,284,060
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	8,662,780
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	2,251,594
		TOTAL	36,704,567
		Wisconsin—0.8%
2,275,000	[1]	Public Finance Authority, WI Revenue (Maryland Proton Treatment Center), Senior Revenue Bonds (Series 2018A-1), (Original Issue Yield: 6.470%), 6.375%, 1/1/2048	2,400,466
2,450,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	2,831,882
6,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	6,769,800
		TOTAL	12,002,148
		Wyoming—0.1%
1,250,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.000%, 5/1/2037	1,308,737
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $815,124,797)	870,008,928
Annual Shareholder Report

Shares or Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—1.3%
		Alabama—0.3%
$2,900,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 1.380%, 11/1/2019	$2,900,000
1,025,000		Wilsonville, AL IDB (Alabama Power Co.), (Series D) (Gaston Plant) Daily VRDNs, 1.380%, 11/1/2019	1,025,000
		TOTAL	3,925,000
		Florida—0.1%
1,300,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.240%, 11/1/2019	1,300,000
		Michigan—0.2%
1,850,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 1.380%, 11/1/2019	1,850,000
400,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 1.300%, 11/1/2019	400,000
		TOTAL	2,250,000
		New York—0.2%
1,065,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.350%, 11/1/2019	1,065,000
1,100,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 1.350%, 11/1/2019	1,100,000
100,000		New York City, NY, Fiscal 2018 (Subseries B-4) Daily VRDNs, (Barclays Bank PLC LIQ), 1.300%, 11/1/2019	100,000
1,400,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.370%, 11/1/2019	1,400,000
		TOTAL	3,665,000
		Ohio—0.4%
3,000,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 1.260%, 11/1/2019	3,000,000
750,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 1.080%, 11/7/2019	750,000
2,835,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank PLC LIQ), 1.250%, 11/1/2019	2,835,000
300,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 1.270%, 11/1/2019	300,000
		TOTAL	6,885,000
		Pennsylvania—0.1%
1,700,000		Geisinger Authority, PA Health System (Geisinger Health System), (Series 2013A) Daily VRDNs, (TD Bank, N.A. LIQ), 1.160%, 11/1/2019	1,700,000
Annual Shareholder Report

Shares or Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		Texas—0.0%
$500,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 1.350%, 11/1/2019	$500,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $20,225,000)	20,225,000
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $1,394,544,801)[5]	1,538,278,158
		OTHER ASSETS AND LIABILITIES - NET—0.7%[6]	10,894,714
		TOTAL NET ASSETS—100%	$1,549,172,872
At October 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
4S&P 500 E-Mini Futures, Short Futures	200	$30,358,000	December 2019	$(560,654)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
At October 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (Unaudited).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2019, these restricted securities amounted to $25,243,864, which represented 1.6% of total net assets.
2	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Security in default.
4	Non-income-producing security.
5	The cost of investments for federal tax purposes amounts to $1,396,558,386.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$610,937,090	$—	$—	$610,937,090
International	37,107,140	—	—	37,107,140
Debt Securities:
Municipal Bonds	—	870,008,928	—	870,008,928
Short-Term Municipals	—	20,225,000	—	20,225,000
TOTAL SECURITIES	$648,044,230	$890,233,928	$—	$1,538,278,158
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(560,654)	—	—	(560,654)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(560,654)	$—	$—	$(560,654)
1	Other financial instruments are futures contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CPI	—Consumer Price Index
EDA	—Economic Development Authority
FGIC	—Financial Guaranty Insurance Company
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.08	$13.36	$12.41	$12.25	$12.76
Income From Investment Operations:
Net investment income	0.30	0.29	0.29	0.32	0.38
Net realized and unrealized gain (loss)	0.56	(0.28)	0.95	0.16	(0.52)
TOTAL FROM INVESTMENT OPERATIONS	0.86	0.01	1.24	0.48	(0.14)
Less Distributions:
Distributions from net investment income	(0.30)	(0.29)	(0.29)	(0.32)	(0.37)
Distributions from net realized gain	(0.66)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.96)	(0.29)	(0.29)	(0.32)	(0.37)
Net Asset Value, End of Period	$12.98	$13.08	$13.36	$12.41	$12.25
Total Return[1]	6.99%	0.04%	10.13%	4.02%	(1.13)%
Ratios to Average Net Assets:
Net expenses	1.00%[2]	1.00%[2]	1.00%	1.00%	1.00%
Net investment income	2.34%	2.19%	2.28%	2.65%	3.02%
Expense waiver/reimbursement[3]	0.08%	0.07%	0.07%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$610,305	$638,891	$625,239	$638,593	$598,118
Portfolio turnover	50%	87%	71%	55%	35%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.00% for the years ended October 31, 2019 and 2018, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.07	$13.35	$12.40	$12.24	$12.75
Income From Investment Operations:
Net investment income	0.21	0.21	0.21	0.23	0.29
Net realized and unrealized gain (loss)	0.55	(0.30)	0.94	0.16	(0.53)
TOTAL FROM INVESTMENT OPERATIONS	0.76	(0.09)	1.15	0.39	(0.24)
Less Distributions:
Distributions from net investment income	(0.20)	(0.19)	(0.20)	(0.23)	(0.27)
Distributions from net realized gain	(0.66)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.86)	(0.19)	(0.20)	(0.23)	(0.27)
Net Asset Value, End of Period	$12.97	$13.07	$13.35	$12.40	$12.24
Total Return[1]	6.20%	(0.71)%	9.31%	3.25%	(1.87)%
Ratios to Average Net Assets:
Net expenses	1.75%[2]	1.75%[2]	1.75%	1.75%	1.75%
Net investment income	1.59%	1.45%	1.53%	1.91%	2.33%
Expense waiver/reimbursement[3]	0.08%	0.07%	0.07%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,302	$19,816	$24,661	$25,682	$23,398
Portfolio turnover	50%	87%	71%	55%	35%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.75% for the years ended October 31, 2019 and 2018, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.07	$13.35	$12.40	$12.24	$12.75
Income From Investment Operations:
Net investment income	0.20	0.20	0.20	0.23	0.28
Net realized and unrealized gain (loss)	0.56	(0.29)	0.95	0.16	(0.52)
TOTAL FROM INVESTMENT OPERATIONS	0.76	(0.09)	1.15	0.39	(0.24)
Less Distributions:
Distributions from net investment income	(0.20)	(0.19)	(0.20)	(0.23)	(0.27)
Distributions from net realized gain	(0.66)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.86)	(0.19)	(0.20)	(0.23)	(0.27)
Net Asset Value, End of Period	$12.97	$13.07	$13.35	$12.40	$12.24
Total Return[1]	6.20%	(0.71)%	9.31%	3.25%	(1.87)%
Ratios to Average Net Assets:
Net expenses	1.75%[2]	1.75%[2]	1.75%	1.75%	1.75%
Net investment income	1.59%	1.45%	1.53%	1.89%	2.23%
Expense waiver/reimbursement[3]	0.08%	0.07%	0.07%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$260,572	$299,803	$344,327	$334,633	$291,624
Portfolio turnover	50%	87%	71%	55%	35%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.75% for the years ended October 31, 2019 and 2018, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.08	$13.36	$12.41	$12.25	$12.76
Income From Investment Operations:
Net investment income	0.30	0.30	0.29	0.32	0.38
Net realized and unrealized gain (loss)	0.56	(0.29)	0.95	0.16	(0.52)
TOTAL FROM INVESTMENT OPERATIONS	0.86	0.01	1.24	0.48	(0.14)
Less Distributions:
Distributions from net investment income	(0.30)	(0.29)	(0.29)	(0.32)	(0.37)
Distributions from net realized gain	(0.66)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.96)	(0.29)	(0.29)	(0.32)	(0.37)
Net Asset Value, End of Period	$12.98	$13.08	$13.36	$12.41	$12.25
Total Return[1]	6.99%	0.04%	10.13%	4.02%	(1.13)%
Ratios to Average Net Assets:
Net expenses	1.00%[2]	1.00%[2]	1.00%	1.00%	1.00%
Net investment income	2.34%	2.19%	2.28%	2.63%	2.98%
Expense waiver/reimbursement[3]	0.08%	0.07%	0.07%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$253,897	$252,291	$234,840	$199,009	$169,620
Portfolio turnover	50%	87%	71%	55%	35%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.00% for the years ended October 31, 2019 and 2018, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.08	$13.36	$12.41	$12.25	$12.75
Income From Investment Operations:
Net investment income	0.33	0.33	0.32	0.36	0.41
Net realized and unrealized gain (loss)	0.56	(0.28)	0.95	0.16	(0.51)
TOTAL FROM INVESTMENT OPERATIONS	0.89	0.05	1.27	0.52	(0.10)
Less Distributions:
Distributions from net investment income	(0.33)	(0.33)	(0.32)	(0.36)	(0.40)
Distributions from net realized gain	(0.66)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.99)	(0.33)	(0.32)	(0.36)	(0.40)
Net Asset Value, End of Period	$12.98	$13.08	$13.36	$12.41	$12.25
Total Return[1]	7.27%	0.29%	10.40%	4.28%	(0.81)%
Ratios to Average Net Assets:
Net expenses	0.75%[2]	0.75%[2]	0.75%	0.75%	0.75%
Net investment income	2.59%	2.44%	2.53%	2.83%	3.26%
Expense waiver/reimbursement[3]	0.08%	0.07%	0.07%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$408,096	$430,621	$356,049	$235,124	$142,969
Portfolio turnover	50%	87%	71%	55%	35%
1	Based on net asset value.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.75% for the years ended October 31, 2019 and 2018, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2019
Assets:
Investment in securities, at value (identified cost $1,394,544,801)		$1,538,278,158
Cash		56,421
Restricted cash (Note 2)		1,260,000
Income receivable		13,974,229
Receivable for investments sold		5,572,818
Receivable for shares sold		1,379,831
Receivable for daily variation margin on futures contracts		120,000
TOTAL ASSETS		1,560,641,457
Liabilities:
Payable for investments purchased	$8,529,358
Payable for shares redeemed	1,973,388
Payable for other service fees (Notes 2 and 5)	356,434
Payable for distribution services fee (Note 5)	176,148
Payable for investment adviser fee (Note 5)	24,236
Payable for administrative fee (Note 5)	11,228
Accrued expenses (Note 5)	397,793
TOTAL LIABILITIES		11,468,585
Net assets for 119,379,061 shares outstanding		$1,549,172,872
Net Assets Consists of:
Paid-in capital		$1,449,766,506
Total distributable earnings (loss)		99,406,366
TOTAL NET ASSETS		$1,549,172,872
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($610,305,123 ÷ 47,017,496 shares outstanding), no par value, unlimited shares authorized	$12.98
Offering price per share (100/94.50 of $12.98)	$13.74
Redemption proceeds per share	$12.98
Class B Shares:
Net asset value per share ($16,302,437 ÷ 1,256,557 shares outstanding), no par value, unlimited shares authorized	$12.97
Offering price per share	$12.97
Redemption proceeds per share (94.50/100 of $12.97)	$12.26
Class C Shares:
Net asset value per share ($260,571,727 ÷ 20,094,799 shares outstanding), no par value, unlimited shares authorized	$12.97
Offering price per share	$12.97
Redemption proceeds per share (99.00/100 of $12.97)	$12.84
Class F Shares:
Net asset value per share ($253,897,267 ÷ 19,561,188 shares outstanding), no par value, unlimited shares authorized	$12.98
Offering price per share (100/99.00 of $12.98)	$13.11
Redemption proceeds per share (99.00/100 of $12.98)	$12.85
Institutional Shares:
Net asset value per share ($408,096,318 ÷ 31,449,021 shares outstanding), no par value, unlimited shares authorized	$12.98
Offering price per share	$12.98
Redemption proceeds per share	$12.98
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2019
Investment Income:
Interest			$32,010,116
Dividends (net of foreign tax withheld of $200,154)			20,155,303
TOTAL INCOME			52,165,419
Expenses:
Investment adviser fee (Note 5)		$10,136,588
Administrative fee (Note 5)		1,260,832
Custodian fees		70,763
Transfer agent fees		1,001,716
Directors'/Trustees' fees (Note 5)		10,029
Auditing fees		31,380
Legal fees		16,705
Distribution services fee (Note 5)		2,198,588
Other service fees (Notes 2 and 5)		2,884,155
Portfolio accounting fees		244,441
Share registration costs		138,226
Printing and postage		63,488
Miscellaneous (Note 5)		37,349
TOTAL EXPENSES		18,094,260
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(1,238,198)
Reduction of custodian fees (Note 6)	(4,578)
TOTAL WAIVER AND REDUCTION		(1,242,776)
Net expenses			16,851,484
Net investment income			$35,313,935
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency translations	$(40,750,252)
Net realized loss on futures contracts	(4,205,319)
Net realized gain on written options	15,190
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	112,079,544
Net change in unrealized depreciation of futures contracts	(560,654)
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	66,578,509
Change in net assets resulting from operations	$101,892,444
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,313,935	$34,647,922
Net realized gain (loss)	(44,940,381)	80,739,530
Net change in unrealized appreciation/depreciation	111,518,890	(118,053,301)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	101,892,444	(2,665,849)
Distributions to Shareholders:
Class A Shares	(45,725,585)	(13,834,662)
Class B Shares	(1,260,560)	(324,939)
Class C Shares	(19,296,429)	(4,816,801)
Class F Shares	(18,484,719)	(5,403,867)
Institutional Shares	(31,450,945)	(9,573,619)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(116,218,238)	(33,953,888)
Share Transactions:
Proceeds from sale of shares	278,052,301	359,553,151
Net asset value of shares issued to shareholders in payment of distributions declared	108,114,035	31,698,961
Cost of shares redeemed	(464,089,906)	(298,326,120)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(77,923,570)	92,925,992
Change in net assets	(92,249,364)	56,306,255
Net Assets:
Beginning of period	1,641,422,236	1,585,115,981
End of period	$1,549,172,872	$1,641,422,236
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2019
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for class C shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $1,242,776 is disclosed in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,524,458
Class B Shares	44,254
Class C Shares	688,608
Class F Shares	626,835
TOTAL	$2,884,155
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in
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the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the year end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $14,971,769. This is based on amounts held as of each month end throughout the fiscal year.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at October 31, 2019, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/24/2014	$504,653	$558,450
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014 - 7/10/2014	$1,507,697	$1,657,890
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,168,773	$1,269,758
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	11/13/2014	$1,127,426	$1,238,794
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$4,649,031	$4,094,804
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,108,527	$4,342,480
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$698,773	$727,064
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$1,064,793	$1,084,400
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,756,375
Public Finance Authority, WI Revenue (Maryland Proton Treatment Center), Senior Revenue Bonds (Series 2018A-1), (Original Issue Yield: 6.470%), 6.375%, 1/1/2048	8/16/2018 - 8/24/2018	$2,262,939	$2,400,466
Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	4/17/2019	$985,000	$1,133,498
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,508,947	$1,695,825
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Security	Acquisition Date	Acquisition Cost	Market Value
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	1/31/2014	$1,994,173	$2,284,060
Option Contracts
The Fund buys or sells put and call options to manage currency, duration, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At October 31, 2019, the Fund had no outstanding purchased or written options contracts.
The average market value of purchased options contracts held by the Fund throughout the period was $2,543. This is based on amounts held as of each month-end throughout the fiscal year. The average market value of written options contracts held by the Fund throughout the period was $152. This is based on amounts held daily throughout the fiscal year.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin on futures contracts	$560,654*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Equity Contracts
Purchased Options[1]	$ (189,351)
Futures Contracts	(4,205,319)
Written Options	15,190
TOTAL	$ (4,379,480)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Equity Contracts
Futures Contracts	$ (560,654)
1	The net realized loss on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2019		2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,688,266	$84,508,356	8,860,715	$120,443,279
Shares issued to shareholders in payment of distributions declared	3,418,577	42,624,853	951,196	12,893,600
Shares redeemed	(11,928,720)	(150,438,855)	(7,781,136)	(105,614,405)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,821,877)	$(23,305,646)	2,030,775	$27,722,474

Year Ended October 31	2019		2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	19,553	$241,970	39,235	$531,306
Shares issued to shareholders in payment of distributions declared	92,073	1,144,695	21,941	297,350
Shares redeemed	(370,644)	(4,685,834)	(392,713)	(5,319,301)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(259,018)	$(3,299,169)	(331,537)	$(4,490,645)

Year Ended October 31	2019		2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,564,085	$32,181,326	3,542,995	$48,043,080
Shares issued to shareholders in payment of distributions declared	1,364,650	16,955,524	317,518	4,301,584
Shares redeemed	(6,773,978)	(85,257,372)	(6,722,059)	(91,183,473)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,845,243)	$(36,120,522)	(2,861,546)	$(38,838,809)

Year Ended October 31	2019		2018
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,968,987	$24,886,133	2,948,870	$40,071,657
Shares issued to shareholders in payment of distributions declared	1,474,615	18,390,250	395,433	5,360,048
Shares redeemed	(3,169,623)	(39,961,245)	(1,638,712)	(22,206,018)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	273,979	$3,315,138	1,705,591	$23,225,687
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Year Ended October 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,867,039	$136,234,516	11,072,828	$150,463,829
Shares issued to shareholders in payment of distributions declared	2,325,541	28,998,713	652,957	8,846,379
Shares redeemed	(14,670,597)	(183,746,600)	(5,459,079)	(74,002,923)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,478,017)	$(18,513,371)	6,266,706	$85,307,285
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,130,176)	$(77,923,570)	6,809,989	$92,925,992
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2019 and 2018, was as follows:
	2019	2018
Tax-exempt income	$21,831,186	$20,125,513
Ordinary income[1]	$37,571,099	$13,828,375
Long term capital gains	$56,815,953	$—
1	For tax purposes, short-term capital gains are considered ordinary income distributions.
As of October 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$1,028,778
Undistributed ordinary income[2]	$616,118
Net unrealized appreciation	$141,681,031
Capital loss carryforwards and deferrals	$(43,919,561)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, defaulted bonds, straddle loss deferrals, discount accretion/premium amortization on debt securities, return of capital on dividends received and mark to market on futures contracts.
At October 31, 2019, the cost of investments for federal tax purposes was $1,396,558,386. The net unrealized appreciation of investments for federal tax purposes was $141,675,083. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $158,626,256 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,951,173. The amounts presented are inclusive of derivative contracts.
Annual Shareholder Report

As of October 31, 2019, the Fund had a capital loss carryforward of $43,919,561 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$43,919,561	$—	$43,919,561
At October 31, 2019, for federal tax purposes, the Fund had $44,689 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the Adviser waived $1,238,198 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Adviser's fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2019, the Sub-Adviser earned a fee of $2,227,843.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$132,763
Class C Shares	2,065,825
TOTAL	$2,198,588
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2019, FSC retained $384,603 of fees paid by the Fund. For the year ended October 31, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2019, FSC retained $104,041 and $307 in sales charges from the sale of Class A Shares and Class F shares, respectively. FSC also retained $28,997, $45,360, $28,435, and $70,863 relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the year ended October 31, 2019, FSSC received $52,772 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F
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Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75%, 1.75%, 1.00% and 0.75% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2021; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $230,153,243 and $297,959,722, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2019, the Fund's expenses were reduced by $4,578 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2019, were as follows:
Purchases	$752,735,375
Sales	$824,552,861
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
Annual Shareholder Report

requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2019, the Fund had no outstanding loans. During the year ended October 31, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2019, there were no outstanding loans. During the year ended October 31, 2019, the program was not utilized.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2019, the amount of long-term capital gains designated by the Fund was $56,815,953.
For the fiscal year ended October 31, 2019, 61.22% of distributions from net investment income is exempt from federal income tax, other than the federal AMT.
For the fiscal year ended October 31, 2019, 57.29% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2019, 46.08% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Income Securities Trust AND SHAREHOLDERS OF Federated Muni and Stock Advantage Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Muni and Stock Advantage Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Income Securities Trust) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 20, 2019
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,019.60	$5.09
Class B Shares	$1,000	$1,015.70	$8.89
Class C Shares	$1,000	$1,016.50	$8.89
Class F Shares	$1,000	$1,019.60	$5.09
Institutional Shares	$1,000	$1,021.70	$3.82
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.16	$5.09
Class B Shares	$1,000	$1,016.38	$8.89
Class C Shares	$1,000	$1,016.38	$8.89
Class F Shares	$1,000	$1,020.16	$5.09
Institutional Shares	$1,000	$1,021.42	$3.82
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	1.00%
Institutional Shares	0.75%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Sub-Adviser in 2009 and served as a Senior Vice President of the Fund's Sub-Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Muni and Stock Advantage Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the
Annual Shareholder Report

overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Annual Shareholder Report

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the five-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Annual Shareholder Report

fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or
Annual Shareholder Report

adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Muni and Stock Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C837
CUSIP 31420C829
CUSIP 31420C811
CUSIP 31420C720
CUSIP 31420C654
31285 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $227,447

Fiscal year ended 2018 - $229,660

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $30,141 and $36,363 respectively. Fiscal year ended 2019- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2018– Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2019 - $695,017

Fiscal year ended 2018 - $1,345,242

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) also has been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involves the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders can vote on the election of members to the Hermes Fund’s committee is not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant is a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 28, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 20, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 20, 2019